August 31, 2009

STRATEGIC FUNDS, INC.
-Dreyfus U.S. Equity Fund
DREYFUS INVESTMENT FUNDS
-Dreyfus/The Boston Company Large Cap Core Fund
DREYFUS RESEARCH GROWTH FUND, INC.
DREYFUS MANAGER FUNDS I
-Dreyfus Alpha Growth Fund
THE DREYFUS/LAUREL FUNDS TRUST
-Dreyfus Core Value Fund
ADVANTAGE FUNDS, INC.
-Dreyfus Strategic Value Fund
DREYFUS APPRECIATION FUND, INC.

Supplement to Current Statement of Additional Information

The following information supplements the information contained in the section of the respective Fund’s Statement of Additional Information entitled “Description of the Company and Fund[s]--Investment Restrictions”:

The Fund has adopted a policy prohibiting it from operating as a fund-of-funds in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended.

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With respect to each Fund, except Dreyfus Strategic Value Fund, Dreyfus Appreciation Fund, Inc. and Dreyfus Research Growth Fund, Inc., the following information supplements the information pertaining to the Fund’s Class I shares contained in the section of the respective Fund’s Statement of Additional Information entitled “How to Buy Shares”:

Class I shares are offered to certain funds in the Dreyfus Family of Funds.

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With respect to Dreyfus Research Growth Fund, Inc. (the “Research Growth Fund”), the following information supplements the information pertaining to the Research Growth Fund’s Class Z shares contained in the section of the Research Growth Fund’s Statement of Additional Information entitled “How to Buy Shares”:

Class Z shares are offered to certain funds in the Dreyfus Family of Funds.